OTHER INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER INCOME
Risk management and trading activities	$ 155	$ 255
(Losses) gains on valuation of inventory held for trading purposes	(7)	13
Investment and interest income	89	34
Insurance proceeds	431	120
Other	(23)	22
Total other income	$ 645	$ 444